Schedule II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II - VALUATION AND QUALIFYING ACCOUNTS
IAC/INTERACTIVECORP AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charges to Earnings		Charges to Other Accounts		Deductions		Balance at End of Period
	(In thousands)
2012
Allowance for doubtful accounts and revenue reserves	$7,309	$12,237	(1)	$654		$(11,425)	(5)	$8,775
Magazine publishing allowance for newsstand returns	—	10,426	(2)	33		(8,146)	(6)	2,313
Sales returns accrual	1,020	17,728		—		(17,504)		1,244
Deferred tax valuation allowance	45,084	9,320	(3)	6,379	(4)	—		60,783
Other reserves	2,119							1,925
2011
Allowance for doubtful accounts and revenue reserves	$8,848	$8,898	(1)	$(329)		$(10,108)	(5)	$7,309
Sales returns accrual	913	16,573		—		(16,466)		1,020
Deferred tax valuation allowance	40,266	5,732	(7)	(914)	(8)	—		45,084
Other reserves	1,555							2,119
2010
Allowance for doubtful accounts and revenue reserves	$10,515	$9,013	(1)	$81		$(10,761)	(5)	$8,848
Sales returns accrual	873	14,026		—		(13,986)		913
Deferred tax valuation allowance	35,331	4,511	(9)	424	(4)	—		40,266
Other reserves	2,666							1,555
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(1)	Additions to the allowance for doubtful accounts are charged to expense. Additions to the revenue reserves are charged against revenue.

(2)	Additions to the magazine publishing allowance for newsstand returns are related to magazine publishing at News_Beast and are charged against revenue.

(3)
Amount is primarily related to an unbenefited other-than-temporary impairment charge related to a long-term marketable equity security, an increase in deferred tax assets for investments in subsidiaries and an increase in federal net operating losses.

(4)	Amount is primarily related to unbenefited unrealized losses on available-for-sale securities included in accumulated other comprehensive income.

(5)	Write-off of fully reserved accounts receivable.

(6)	Amount represents returns of magazines at News_Beast.

(7)	Amount is primarily related to losses from equity method investments.

(8)
Amount is primarily related to the net release of the valuation allowance on net benefited losses for 2011 unrealized gains on available-for-sale securities included in accumulated other comprehensive income.

(9)
Amount is primarily related to net unbenefited unrealized losses including an impairment charge from equity method investments and an increase in foreign net operating losses partially offset by a write-off of previously unbenefited deferred tax assets for state capital loss carryforwards.